Goodwill and Intangible Assets - Net	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets - Net
6.	GOODWILL AND INTANGIBLE ASSETS—NET

Goodwill

As of June 30, 2020, the Company had goodwill of $951.2 million with carrying amounts for Residential of $910.8 million and Commercial of $40.4 million. As of September 30, 2019, the Company had goodwill of $944.3 million with carrying amounts for Residential of $903.9 million and Commercial of $40.4 million. As of June 30, 2020, total accumulated goodwill impairments were $32.2 million, all attributable to the Company’s Commercial segment.

Intangible assets, net

The Company does not have any indefinite lived intangible assets other than goodwill as of June 30, 2020 and September 30, 2019. Finite-lived intangible assets consisted of the following (in thousands):

		As of June 30, 2020
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 - 15	$289,300	$(189,474)	$99,826
Trademarks	5 - 20	223,840	(120,454)	103,386
Customer relationships	15 - 19	146,870	(48,917)	97,953
Patents	10	7,000	(2,927)	4,073
Other intangibles	3 - 15	4,076	(3,219)	857

		$671,086	$(364,991)	$306,095

		As of September 30, 2019
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 - 15	$289,300	$(171,686)	$117,614
Trademarks	5 - 20	223,140	(108,096)	115,044
Customer relationships	15 - 19	142,270	(39,084)	103,186
Patents	10	7,000	(2,132)	4,868
Other intangibles	3 - 15	4,076	(2,370)	1,706

		$665,786	$(323,368)	$342,418

Amortization expense was approximately $41.6 million and $45.5 million in the nine months ended June 30, 2020 and 2019, respectively. As of June 30, 2020, the remaining weighted-average amortization period for acquired intangible assets was 13.1 years.

Amortization expense relating to these amortizable intangible assets as of June 30, 2020, is expected to be as follows (in thousands):

Remaining period of 2020	$13,538
2021	49,826
2022	44,369
2023	39,240
2024	34,246
Thereafter	124,876

Total	$306,095

6.	GOODWILL AND INTANGIBLE ASSETS-NET

The following table provides the changes in the carrying amount of goodwill:

(In thousands)	Residential	Commercial	Total
Goodwill as of September 30, 2017	$789,619	$40,389	$830,008
Acquisitions(a)	114,290	—	114,290

Goodwill as of September 30, 2018	$903,909	$40,389	$944,298

Goodwill as of September 30, 2019	$903,909	$40,389	$944,298

Accumulated impairment losses as of September 30, 2018	$—	$(32,200)	$(32,200)

Accumulated impairment losses as of September 30, 2019	$—	$(32,200)	$(32,200)

(a)	Additions relate to the acquisitions of Ultralox and Versatex. For additional information see Note 3— Acquisitions.

Intangible Assets, Net

The Company does not have any indefinite lived intangible assets other than goodwill as of September 30, 2019 and 2018. Finite-lived intangible assets consisted of the following:

		As of September 30, 2019
(In thousands)	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 – 15	$289,300	$(171,686)	$117,614
Trademarks	5 – 20	223,140	(108,096)	115,044
Customer relationships	15 – 19	142,270	(39,084)	103,186
Patents	10	7,000	(2,132)	4,868
Other intangibles	3 – 15	4,076	(2,370)	1,706

Intangible assets		$665,786	$(323,368)	$342,418

		As of September 30, 2018
(In thousands)	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 – 15	$289,300	$(145,430)	$143,870
Trademarks	5 – 20	223,140	(90,408)	132,732
Customer relationships	15 – 19	142,270	(25,516)	116,754
Patents	10	7,000	(955)	6,045
Other intangibles	3 – 15	4,054	(833)	3,221

Intangible assets		$665,764	$(263,142)	$402,622

Amortization expense was approximately $60.2 million and $51.4 million for the years ended September 30, 2019 and 2018, respectively. As of September 30, 2019, the remaining weighted-average amortization period for intangible assets was 13.7 years.

Amortization expense relating to these amortizable intangible assets as of September 30, 2019 is expected to be as follows:

(In thousands) Fiscal Year	Amount
2020	$54,692
2021	49,157
2022	43,752
2023	38,674
2024	33,732
Thereafter	122,411

Total	$342,418